Share-based Compensation (Share Awards in Connection with Acquisitions) (Narrative) (Details) (USD $)				12 Months Ended			1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Shares [Member]	Dec. 31, 2011 Restricted Shares [Member]	Dec. 31, 2010 Restricted Shares [Member]	May 31, 2012 Other Share Awards [Member] Restricted Shares [Member] Non-controlling interest shareholder of NationSky [Member]	Dec. 31, 2012 Other Share Awards [Member] Restricted Shares [Member] Non-controlling interest shareholder of NationSky [Member]	Nov. 30, 2012 Other Share Awards [Member] Restricted Shares [Member] Original shareholders of Beijing Feiliu and Beijing Red [Member]	Dec. 31, 2012 Other Share Awards [Member] Restricted Shares [Member] Original shareholders of Beijing Feiliu and Beijing Red [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				47,973,506	1,075,000		2,875,000		18,519,971
Vesting period							4 years		4 years
Number of shares granted, subject to service condition							1,725,000		6,173,324
Number of shares granted, subject to either performance or market condition							1,150,000		12,346,647
Share-based compensation expense								$ 1,193,000		$ 356,000
Unrecognized compensation expense								2,378,000		7,855,000
Total fair value of vested restricted shares				$ 4,010,000	$ 0	$ 0
Number of shares available for future grants	5,944,731	2,970,500	994,825